VOYA LETTERHEAD

LAW / PRODUCT FILING UNIT
ONE ORANGE WAY, C2S
WINDSOR, CT 06095-4774

J. NEIL MCMURDIE

SENIOR COUNSEL

PHONE:  (860) 580-2824  |  EMAIL:  NEIL.MCMURDIE@VOYA.COM

April 2, 2018

BY EDGARLINK

U.S. Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, DC 20549

Re:     Registrant:  Voya Retirement Insurance and Annuity Company

           Form S-3 Initial Registration

           Prospectus Title:  Voya Select Multi-Index 5 & 7

Ladies and Gentlemen:

On behalf of Voya Retirement Insurance and Annuity Company (the "Company") we are submitting for filing, under the Securities Act of 1933, as amended (the “1933 Act”), the above-referenced Initial Registration Statement on Form S-3 with respect to the Voya Select Multi-Index 5 & 7 modified single premium deferred annuity contracts (the “Contracts”) offered by the Company. The Contracts were previously registered under 1933 Act registration File No. 333-203169 (the “Prior Registration Statement”).

The offering of the Contracts will be made on a continuous basis pursuant to Rule 415 of the Securities Act of 1933. A filing fee in the amount of $124.50 for registration of 1,000,000 shares was remitted to the Securities and Exchange Commission (the “Commission”) by wire transfer through the FEDWIRE system on March 29, 2018.

This filing includes up-to-date Company information, including financial statements, which are incorporated by reference, adds a cross-reference on the first page of the prospectus to the Risk Factors section of the prospectus and includes new expense information under Item 14 of Part II. The changes made to this Registration Statement do not involve any substantive changes from the Prior Registration Statement with regard to the securities being offered, and we represent that this Registration Statement does not contain any changes to the disclosure that would render it ineligible to become effective under Rule 485(b) of the 1933 Act, were it to be subject to that rule.

We request acceleration of the effective date of this registration statement to May 1, 2018. An acceleration request letter on behalf of the Company and Directed Services LLC, the Principal Underwriter of the Contract, accompanies this filing.

PLAN | INVEST | PROTECT	Voya Logo

U. S. Securities and Exchange Commission

If you have any questions, please call the undersigned at (860) 580-2824.

Sincerely,

/s/ J. Neil McMurdie

J. Neil McMurdie

PLAN | INVEST | PROTECT	Voya Logo